Operating Revenue	12 Months Ended
Dec. 31, 2013
Operating Revenue
Operating Revenue

16. Operating Revenue

        Operating revenue from significant customers (constituting more than 10% of total revenue) for the years ended December 31, were as follows:

Charterer	2014	2013	2012
HMM Korea	28%	27%	24%
CMA CGM	27%	24%	24%
Hanjin	18%	17%	17%
YML	11%	10%	10%